Tax assets and liabilities - Deferred tax by segment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	$ 4,858	$ 4,075	$ 3,305
Deferred tax liabilities	(6,075)	(5,237)	$ (5,122)
Unallocated to a segment (Other operations)
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets		1
Asia | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	316	270
Deferred tax liabilities	(2,552)	(2,146)
US | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	4,542	3,804
Deferred tax liabilities	$ (3,523)	$ (3,091)